Reconciliation of loss after income tax to net cash used in operating activities - Disclosure of reconciliation of profit or loss to operating cash flows (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reconciliation of profit or loss to operating cash flows [Line Items]
Loss after income tax expense from continuing operations	$ (24,647,815)	$ (8,421,960)	$ (12,467,000)
Adjustments for:
Depreciation & amortisation	1,953,000	1,265,000	1,084,000
Net fair value loss on financial assets			168,000
Share based payments	1,675,000	637,000	262,000
Foreign exchange differences	(1,789,000)	430,000
Loss on contingent consideration	152,000	2,570,000	474,000
Change in operating assets & liabilities:	(22,657,000)	(3,520,000)	(10,479,000)
Decrease in trade and other receivables	(6,000)	(5,027,000)	358,000
Decrease/(increase) in prepayments	1,564,000	(1,182,000)	(168,000)
Decrease/(increase) in trade and other payables	(1,495,000)	1,010,000	1,722,000
Decrease in deferred tax liability	(368,000)	(484,000)	(298,000)
Increase/(decrease) in other provisions	201,000	93,000	55,000
Net cash used in operating activities	$ (22,761,000)	$ (9,111,000)	$ (8,810,000)